Summary of material accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2024
Statement [Line Items]
Mining interests	unit of production based upon estimated proven and probable reserves
Corporate Office Equipment [Member]
Statement [Line Items]
Estimated useful live of plant and equipment	3-10 years over straight-line basis
Share Capital Common [Member]
Statement [Line Items]
Estimated useful live of plant and equipment	3-30 years over straight-line basis